PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 7,675,595,000	$ 7,325,418,000
Additions	1,606,831,000	944,877,000
IAS 16 Amendments		29,314,000
Acquisition	10,428,271,000	183,110,000
Impairment loss	(55,000,000)
Disposals	(25,970,000)	(13,603,000)
Amortization	(1,170,327,000)	(793,521,000)
Property, plant and equipment at end of period	18,459,400,000	7,675,595,000
Additions of right-of-use assets for lease arrangements	59,598,000	41,024,000
Gain (loss) on disposal of property, plant and mine development	(8,754,000)	(9,451,000)
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	2,124,035,000	2,159,413,000
Additions	409,562,000	76,403,000
IAS 16 Amendments		29,314,000
Acquisition	7,582,824,000	91,204,000
Impairment loss	(55,000,000)
Disposals	(6,000)
Amortization	(394,652,000)	(231,729,000)
Transfers between categories	1,542,000	(570,000)
Property, plant and equipment at end of period	9,668,305,000	2,124,035,000
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	3,267,566,000	3,225,699,000
Additions	506,102,000	183,670,000
Acquisition	2,845,447,000	91,906,000
Disposals	(25,964,000)	(13,603,000)
Amortization	(603,671,000)	(414,353,000)
Transfers between categories	264,948,000	194,247,000
Property, plant and equipment at end of period	6,254,428,000	3,267,566,000
Additions of right-of-use assets for lease arrangements	59,600,000	41,000,000.0
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,283,994,000	1,940,306,000
Additions	691,167,000	684,804,000
Amortization	(172,004,000)	(147,439,000)
Transfers between categories	(266,490,000)	(193,677,000)
Property, plant and equipment at end of period	2,536,667,000	2,283,994,000
Assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	579,300,000
Property, plant and equipment at end of period	1,277,700,000	579,300,000
Cost
Property, plant and mine development
Property, plant and equipment at beginning of period	14,095,199,000
Property, plant and equipment at end of period	26,077,860,000	14,095,199,000
Cost | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	3,863,284,000
Property, plant and equipment at end of period	11,872,806,000	3,863,284,000
Cost | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	6,942,383,000
Property, plant and equipment at end of period	10,490,684,000	6,942,383,000
Cost | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	3,289,532,000
Property, plant and equipment at end of period	3,714,370,000	3,289,532,000
Accumulated amortization and impairments
Property, plant and mine development
Property, plant and equipment at beginning of period	(6,419,604,000)
Property, plant and equipment at end of period	(7,618,460,000)	(6,419,604,000)
Accumulated amortization and impairments | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,739,249,000)
Property, plant and equipment at end of period	(2,204,501,000)	(1,739,249,000)
Accumulated amortization and impairments | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(3,674,817,000)
Property, plant and equipment at end of period	(4,236,256,000)	(3,674,817,000)
Accumulated amortization and impairments | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,005,538,000)
Property, plant and equipment at end of period	$ (1,177,703,000)	$ (1,005,538,000)